Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Employee benefits
Details of employee benefits for the six months ended June 30, 2023 and 2022 are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Wages and salaries	24,130	17,466
Share-based payment plans expenses	11,059	20,546
Social Security	9,880	5,387

Total	45,069	43,399

Summary of Personnel Expenses Recognized for Share-based Payment Transactions
Details of the personnel expense recognized for share-based payment transactions are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Management stock option plan	2,283	9,094
Founders stock option plan	—	8,195
ESPP	158	—
RSU Board	227	—
Performance based earn out in shares and RSU’s management Ares	274	—
Performance based earn out in shares and RSU’s management Coil	1,009	—
RSU Employees	6,919	2,224
RSU Management	976	1,033
Capitalization of share-based payment transactions in intangible assets	(787)	—

Total	11,059	20,546

Summary of Movements in Stock Options Until The Transaction Date
The following table illustrates the movements in stock options during the six months ended June 30, 2023, excluding earn out payments in shares for the business combinations of Coil and Ares in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	RSU Board	ESPP	Total
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	—	—	13,081,328

Granted	—	38,160	—	2,076,632		—	297,774	312,564	2,725,130
Exercised	(84,688)	(622,870)	(20,000)	(616,308)	(249,999)	—	—	(312,564)	(1,906,429)
Cancelled	—	—	—	(350,165)	(291,667)	—	—	—	(641,832)

At June 30, 2023	1,200,931	5,653,606	1,013,609	3,137,924	1,458,334	496,019	297,774	—	13,258,197